16. INCOME TAXES (Details-Tax Expense) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed "expected" tax expense (benefit)	$ (1,034,086)	$ (895,395)
State taxes, net of federal benefit	(171,202)	(154,764)
Goodwill impairment and other non-deductible items	643,016	(31,134)
Change in federal tax rates	4,145,380	0
Change in deferred tax asset valuation allowance	(3,583,108)	1,081,293
Income tax expense	$ 0	$ 0